Long-Term Debt (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Jul. 02, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt (Textual) [Abstract]
Maximum incremental borrowing increases		$ 200,000,000
Amount outstanding		32,000,000	245,000,000
Noncurrent capital lease obligations		92,000
Capital lease obligations		132,000	125,000
Senior Notes Redemable Prior to July15, 2017		35.00%
Senior Notes	400,000,000	400,000,000	0
Proceeds from Issuance of Senior Long-term Debt	391,900,000
Revolving Credit Facility [Member]
Long Term Debt (Textual) [Abstract]
Credit facility capacity		585,000,000
Amount outstanding		32,000,000
Interest Expense, Debt		9,000,000	8,700,000	1,900,000
Revolving Credit Facility [Member] | Maximum [Member]
Long Term Debt (Textual) [Abstract]
Commitment fee on unused capacity		0.50%
Revolving Credit Facility [Member] | Minimum [Member]
Long Term Debt (Textual) [Abstract]
Commitment fee on unused capacity		0.375%
Minimum EBITDA to interest expense ratio [Member]
Long Term Debt (Textual) [Abstract]
Line of credit facility, covenant terms		2.50
Maximum net debt to EBITDA ratio [Member]
Long Term Debt (Textual) [Abstract]
Line of credit facility, covenant terms		5.50
Maximum senior secured debt to EBITDA ratio [Member]
Long Term Debt (Textual) [Abstract]
Line of credit facility, covenant terms		3.50
Senior Notes [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Interest Rate, Stated Percentage		5.625%
Interest Expense, Debt		11,700,000
Bilateral Letter of Credit [Member]
Long Term Debt (Textual) [Abstract]
Outstanding letters of credit		67,600,000
Interest rate at period end		1.75%
Eurodollar Rate Borrowings [Member] | Revolving Credit Facility [Member]
Long Term Debt (Textual) [Abstract]
Amount outstanding		20,000,000
Debt Instrument, Interest Rate, Effective Percentage		2.74%
Alternate Base Rate Borrowings [Member] | Revolving Credit Facility [Member]
Long Term Debt (Textual) [Abstract]
Amount outstanding		12,000,000
Debt Instrument, Interest Rate, Effective Percentage		4.75%
Letter of Credit [Member]
Long Term Debt (Textual) [Abstract]
Debt instrument annual administrative fee		100,000
Letter of Credit [Member] | Maximum [Member]
Long Term Debt (Textual) [Abstract]
Interest rate		3.00%
Letter of Credit [Member] | Minimum [Member]
Long Term Debt (Textual) [Abstract]
Interest rate		1.75%
Letter of Credit [Member] | Revolving Credit Facility [Member]
Long Term Debt (Textual) [Abstract]
Credit facility capacity		150,000,000
Outstanding letters of credit		17,500,000
Interest rate at period end		2.50%
Fronting fee percentage on outstanding letter of credit		0.25%
Eurodollar [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Basis Spread on Variable Rate		3.00%
Eurodollar [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Basis Spread on Variable Rate		2.00%
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Other Noncurrent Assets [Member] | Revolving Credit Facility [Member]
Long Term Debt (Textual) [Abstract]
Deferred Finance Costs, Noncurrent, Net		3,800,000
Other Noncurrent Assets [Member] | Senior Notes [Member]
Long Term Debt (Textual) [Abstract]
Deferred Finance Costs, Noncurrent, Net		8,000,000
Redemption prior to June 15, 2016 [Member] | Senior Notes [Member]
Long Term Debt (Textual) [Abstract]
Debt instrument redemption premium		1.00%
Basis point adjustment to discount rate		50
Redemption prior to June 15, 2016 [Member] | Senior Notes [Member] | sale of stock [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Redemption Price, Percentage		105.625%
Redemption prior to June 15, 2016 [Member] | Senior Notes [Member] | Change of control [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Redemption Price, Percentage		101.00%
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Long Term Debt (Textual) [Abstract]
Long-term Debt, Fair Value		$ 368,000,000